Related Party Balance and Transactions - Schedule of Amounts Due From Related Parties (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Shanghai Nuancheng [Member]
Amounts due from related parties
Due from related parties	¥ 125
Duoduo Robot [Member]
Amounts due from related parties
Due from related parties	4,110
Shanghai Youxi [Member]
Amounts due from related parties
Due from related parties	107
Chunyu [Member]
Amounts due from related parties
Due from related parties	4,000
Duo Concierge Inc [Member]
Amounts due from related parties
Due from related parties	4
Related Party [Member]
Amounts due from related parties
Due from related parties	¥ 8,346	$ 1,165